SCHEDULE OF CUSTOMER CONCENTRATION RISK (Details) - USD ($)	6 Months Ended		12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Feb. 28, 2025
Concentration Risk [Line Items]
Contract with customer, liability, revenue recognized	$ 937,354	$ 24,380
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Contract with customer, liability, revenue recognized	$ 935,845
Concentration risk percentage	99.80%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Contract with customer, liability, revenue recognized	$ 1,509
Concentration risk percentage	0.20%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Contract with customer, liability, revenue recognized		$ 24,380
Concentration risk percentage		100.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Customer I [Member]
Concentration Risk [Line Items]
Contract with customer, liability, revenue recognized	$ 278,194
Concentration risk percentage	49.60%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Customer J [Member]
Concentration Risk [Line Items]
Contract with customer, liability, revenue recognized	$ 247,523
Concentration risk percentage	44.10%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Customer K [Member]
Concentration Risk [Line Items]
Contract with customer, liability, revenue recognized	$ 27,183
Concentration risk percentage	4.80%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Customer L [Member]
Concentration Risk [Line Items]
Contract with customer, liability, revenue recognized	$ 1,291
Concentration risk percentage	0.20%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Customer M [Member]
Concentration Risk [Line Items]
Contract with customer, liability, revenue recognized	$ 949
Concentration risk percentage	0.20%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Customer N [Member]
Concentration Risk [Line Items]
Contract with customer, liability, revenue recognized		$ 23,182
Concentration risk percentage		97.50%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Customer O [Member]
Concentration Risk [Line Items]
Contract with customer, liability, revenue recognized		$ 600
Concentration risk percentage		2.50%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Contract with customer, liability, revenue recognized	$ 142,077
Concentration risk percentage	34.10%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Contract with customer, liability, revenue recognized	$ 164,671
Concentration risk percentage	39.50%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Concentration Risk [Line Items]
Contract with customer, liability, revenue recognized	$ 93,494		$ 120,000
Concentration risk percentage	22.40%		46.90%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Concentration Risk [Line Items]
Contract with customer, liability, revenue recognized	$ 16,507		$ 22,260
Concentration risk percentage	4.00%		8.70%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer G [Member]
Concentration Risk [Line Items]
Contract with customer, liability, revenue recognized			$ 110,000
Concentration risk percentage			43.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer H [Member]
Concentration Risk [Line Items]
Contract with customer, liability, revenue recognized			$ 3,643
Concentration risk percentage			1.40%